Consolidated statement of changes in equity ₨ in Thousands, $ in Thousands		Ordinary shares [member] Issued capital [member] INR (₨)	Ordinary shares [member] Share premium [member] INR (₨)	Treasury shares [member] INR (₨)	Retained earnings [member] INR (₨)	Other capital reserve [member] INR (₨)	Reserve of change in value of foreign currency basis spreads [member] INR (₨)	Equity attributable to owners of parent [member] INR (₨)	Non-controlling interests [member] INR (₨)	USD ($)	INR (₨)
Balance as at April 1, 2020 at Mar. 31, 2018		₨ 638	₨ 14,962,615	₨ (30,084)	₨ (16,002,266)	₨ 832,964	₨ 11,215	₨ (224,918)	₨ (361)		₨ (225,279)
Effect of adoption of new accounting standards at Mar. 31, 2018					(38,110)			(38,110)			(38,110)
Balance as at April 1, 2019 at Mar. 31, 2018		638	14,962,615	(30,084)	(16,040,376)	832,964	11,215	(263,028)	(361)		(263,389)
Loss for the period					(1,148,203)			(1,148,203)	(45,392)		(1,193,595)
Other comprehensive loss
Foreign currency translation differences loss							(4,834)	(4,834)			(4,834)
Remeasurement gain on defined benefit plan					(5,447)			(5,447)	(79)		(5,526)
Other comprehensive loss for the period, net of tax					(5,447)		(4,834)	(10,281)	(79)		(10,360)
Total comprehensive loss for the period, net of tax					(1,153,650)		(4,834)	(1,158,484)	(45,471)		(1,203,955)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments				650	2,870	279,363		282,883			282,883
Exercise of options		4	357,981	18,215		(376,339)	190	51			51
Issuance of shares		71	3,667,843					3,667,914			3,667,914
Cost of issuance of shares			(104,334)					(104,334)			(104,334)
Transaction with non-controlling interest	[1]				(65,253)			(65,253)	65,253
Total contribution by owners		75	3,921,490	18,865	(62,383)	(96,976)	190	3,781,261	65,253		3,846,514
Balance as at March 31, 2021 at Mar. 31, 2019		713	18,884,105	(11,219)	(17,256,409)	735,988	6,571	2,359,749	19,421		2,379,170
Effect of adoption of new accounting standards at Mar. 31, 2019					(28,562)			(28,562)	(431)		(28,993)
Balance as at April 1, 2019 at Mar. 31, 2019		713	18,884,105	(11,219)	(17,284,971)	735,988	6,571	2,331,187	18,990		2,350,177
Loss for the period					(833,808)			(833,808)	(6,387)		(840,195)
Other comprehensive loss
Foreign currency translation differences loss							(28,658)	(28,658)			(28,658)
Remeasurement gain on defined benefit plan					24,164			24,164	351		24,515
Other comprehensive loss for the period, net of tax					24,164		(28,658)	(4,494)	351		(4,143)
Total comprehensive loss for the period, net of tax					(809,644)		(28,658)	(838,302)	(6,036)		(844,338)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					46,778	(41,643)		5,135			5,135
Exercise of options		1	5,049			(5,050)
Transaction with non-controlling interest	[2]				(6,079)			(6,079)	6,079
Total contribution by owners		1	5,049		40,699	(46,693)		(944)	6,079		5,135
Balance as at March 31, 2021 at Mar. 31, 2020		714	18,889,154	(11,219)	(18,053,916)	689,295	(22,087)	1,491,941	19,033		1,510,974
Loss for the period					(1,177,343)			(1,177,343)	(17,535)	$ (16,337)	(1,194,878)
Other comprehensive loss
Foreign currency translation differences loss							(4,552)	(4,552)		(62)	(4,552)
Remeasurement gain on defined benefit plan					2,194			2,194	30	31	2,224
Other comprehensive loss for the period, net of tax					2,194		(4,552)	(2,358)	30	(31)	(2,328)
Total comprehensive loss for the period, net of tax					(1,175,149)		(4,552)	(1,179,701)	(17,505)	(16,368)	(1,197,206)
Transactions with owners, recorded directly in equity contributions by owners
Share based payments					65,468	11,632		77,100			77,100
Exercise of options		15	578,803			(578,818)
Issuance of shares		109	796,077					796,186			796,186
Cost of issuance of shares			(23,979)					(23,979)			(23,979)
Transaction with non-controlling interest	[3]				(3,719)			(3,719)	3,719
Total contribution by owners		124	1,350,901		61,749	(567,186)		845,588	3,719		849,307
Balance as at March 31, 2021 at Mar. 31, 2021		₨ 838	₨ 20,240,055	₨ (11,219)	₨ (19,167,316)	₨ 122,109	₨ (26,639)	₨ 1,157,828	₨ 5,247	$ 15,903	₨ 1,163,075

[1]	Transaction with non-controlling interest represents shares of a subsidiary issued to the Parent Company. The percentage holding of the parent is 98.53% as of March 31, 2019 (98.22% as of March 31, 2018).
[2]	Change in non-controlling interest represents shares of a subsidiary issued to the Parent Company. The percentage holding of the parent is 98.56% as of March 31, 2020 (98.53% as of March 31, 2019), (refer to Note 6).
[3]	Change in non-controlling interest represents shares of a subsidiary issued to the Parent Company. The percentage holding of the parent is 98.63% as of March 31, 2021 (98.56% as of March 31, 2020), (refer to Note 6).